Acquisitions and Divestitures - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenues payable	$ (30,110)	$ (19,355)
Undisclosed Seller Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties			36,865
Asset retirement obligations			(321)
Accrued liabilities			(83)
Total identifiable net assets			36,461
Goodrich Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties			91,187
Prepaid expenses and other current assets			425
Asset retirement obligations			(161)
Revenues payable			(875)
Accrued liabilities			(153)
Total identifiable net assets			90,423
Menemsha Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties			75,114
Asset retirement obligations			(408)
Total identifiable net assets			74,706
Other Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties			80,591
Asset retirement obligations			(4,558)
Total identifiable net assets			76,033
Wyoming Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties	930,168
Asset retirement obligations	(3,980)
Revenues payable	(375)
Accrued liabilities	(19,693)
Total identifiable net assets	906,120
Eagle Ford Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties	168,606
Asset retirement obligations	(285)
Accrued liabilities	(250)
Total identifiable net assets	168,071
East Texas Properties [Member]
Business Acquisition [Line Items]
Oil and gas properties		9,974
Asset retirement obligations		(78)
Total identifiable net assets		9,896
Rockies [Member]
Business Acquisition [Line Items]
Oil and gas properties		20,744
Asset retirement obligations		(1,163)
Accrued liabilities		(118)
Total identifiable net assets		$ 19,463